COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of commitments and contingencies

As of
December 31, 2024
RMB
(in thousands)
Operating leases commitments(i)	945,994
Capital commitments (ii)	272,019
Purchase of services	2,634
Total	1,220,647

Amounts
RMB
(in thousands)
2025	378,922
2026	369,087
2027	267,199
2028	96,923
Thereafter	108,516
Total	1,220,647
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	Capital commitments primarily relate to commitment on construction of office buildings.